Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets [Line Items]
Short-term and long-term bank borrowings, Total	$ 437,996	$ 438,598
Buildings, net [Member]
Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets [Line Items]
Short-term and long-term bank borrowings, Total	24,110	23,860
Land use right, net [Member]
Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets [Line Items]
Short-term and long-term bank borrowings, Total	$ 413,886	$ 414,738